Material Accounting Policy Information - Additional Information (Details)		12 Months Ended
	Feb. 02, 2023	Dec. 31, 2024	Dec. 31, 2022
PSUs
Disclosure of joint ventures [line items]
Performance metric two, three and four respective grant, percentage		20.00%	20.00%
Average return on capital employed (in years)		5 years
Performance metric one grant, percentage		40.00%
Bottom of range
Disclosure of joint ventures [line items]
Useful life measured as period of time, intangible assets other than goodwill		3 years
Vesting percentage			0.00%
Bottom of range | PSUs
Disclosure of joint ventures [line items]
Vesting percentage			0.00%
Top of range
Disclosure of joint ventures [line items]
Useful life measured as period of time, intangible assets other than goodwill		20 years
Vesting percentage			200.00%
Top of range | PSUs
Disclosure of joint ventures [line items]
Vesting percentage			200.00%
Buildings and equipment (not used in production) | Bottom of range
Disclosure of joint ventures [line items]
Useful life		1 year
Buildings and equipment (not used in production) | Top of range
Disclosure of joint ventures [line items]
Useful life		40 years
Plant and equipment (smelting operations) | Bottom of range
Disclosure of joint ventures [line items]
Useful life		2 years
Plant and equipment (smelting operations) | Top of range
Disclosure of joint ventures [line items]
Useful life		30 years
Fort Hills Energy Limited Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	21.30%
NuevaUnión
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation		50.00%
Antamina
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation		22.50%
NewRange Copper Nickel LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
S.A.P.I. de C.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation		87.00%